Basis of Presentation and General Information (Tables)	6 Months Ended
Jun. 30, 2025
Basis of Presentation and General Information [Abstract]
Subsidiaries in Consolidation
Seanergy’s subsidiaries included in these unaudited interim condensed consolidated financial statements as of June 30, 2025:

Company	Country of Incorporation	Vessel name	Date of Delivery	Date of Sale/Disposal
Seanergy Management Corp. (1)(2)	Marshall Islands	N/A	N/A	N/A
Seanergy Shipmanagement Corp. (1)(2)	Marshall Islands	N/A	N/A	N/A
Emperor Holding Ltd. (1)	Marshall Islands	N/A	N/A	N/A
Pembroke Chartering Services Limited (1)(3)(4)	Malta	N/A	N/A	N/A
Sea Genius Shipping Co. (1)	Marshall Islands	Geniuship	October 13, 2015	N/A
Premier Marine Co. (1)	Marshall Islands	Premiership	September 11, 2015	N/A
Squire Ocean Navigation Co. (1)(5)	Liberia	Squireship	November 10, 2015	March 20, 2025
Lord Ocean Navigation Co. (1)(5)	Liberia	Lordship	November 30, 2016	April 28, 2023
Champion Marine Co. (1)	Marshall Islands	Championship	November 7, 2018	N/A
Fellow Shipping Co. (1)	Marshall Islands	Fellowship	November 22, 2018	N/A
Friend Ocean Navigation Co. (1)(5)	Liberia	Friendship	July 27, 2021	March 20, 2025
World Shipping Co. (1)	Marshall Islands	Worldship	August 30, 2021	N/A
Duke Shipping Co. (1)	Marshall Islands	Dukeship	November 26, 2021	N/A
Partner Marine Co. (1)(5)	Marshall Islands	Partnership	March 9, 2022	March 9, 2022
Honor Shipping Co. (1)	Marshall Islands	Honorship	June 27, 2022	N/A
Paros Ocean Navigation Co. (1)	Liberia	Paroship	December 27, 2022	N/A
Knight Ocean Navigation Co. (1)(5)	Liberia	Knightship	December 13, 2016	April 6, 2023
Flag Marine Co. (1)(5)	Marshall Islands	Flagship	May 6, 2021	May 11, 2021
Hellas Ocean Navigation Co. (1)(5)	Liberia	Hellasship	May 6, 2021	June 28, 2024
Patriot Shipping Co. (1)(5)	Marshall Islands	Patriotship	June 1, 2021	June 28, 2024
Good Ocean Navigation Co. (1)(4)	Liberia	Goodship	August 7, 2020	February 10, 2023
Traders Shipping Co. (1)(4)	Marshall Islands	Tradership	June 9, 2021	February 28, 2023
Gladiator Shipping Co. (1)(4)	Marshall Islands	Gladiatorship	September 29, 2015	October 11, 2018
Partner Shipping Co. Limited (1)(4)	Malta	Partnership	May 31, 2017	March 9, 2022
Titan Ocean Navigation Co. (1)	Liberia	Titanship	October 24, 2024	N/A
Icon Ocean Navigation Co. (1)(5)	Liberia	Iconship	June 11, 2024	June 11, 2024
Kaizen Shipping Co. (1)(5)	Marshall Islands	Kaizenship	October 1, 2024	October 1, 2024
Blue Shipping Co. (1)(5)	Marshall Islands	Blueship	February 25, 2025	February 25, 2025
Mei Shipping Co. (1)	Marshall Islands	Meiship	February 27, 2025	N/A
Martinique International Corp. (1)(4)	British Virgin Islands	Bremen Max	September 11, 2008	March 7, 2014
Harbour Business International Corp. (1)(4)	British Virgin Islands	Hamburg Max	September 25, 2008	March 10, 2014
Atsea Ventures Corp. (1)	Marshall Islands	N/A	N/A	N/A

(1)	Subsidiaries wholly owned
(2)	Management companies
(3)	Chartering services company
(4)	Dormant companies
(5)	Bareboat charterers